Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pacific Gas And Electric Company [Member]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income tax (net of federal benefit)	(3.90%)	1.10%	0.70%
Effect of regulatory treatment of fixed asset differences	(4.10%)	(4.40%)	(3.10%)
Tax credits	(0.60%)	(0.50%)	(0.40%)
IRS audit settlements	0.00%	0.00%	0.10%
Benefit of loss carryback	(0.70%)	(1.90%)	0.00%
Non deductible penalties	0.60%	6.50%	0.20%
Other, net	(3.80%)	(1.50%)	0.70%
Effective tax rate	22.50%	34.30%	33.20%
Utility [Member]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income tax (net of federal benefit)	(3.00%)	1.60%	1.00%
Effect of regulatory treatment of fixed asset differences	(3.90%)	(4.20%)	(3.00%)
Tax credits	(0.60%)	(0.50%)	(0.40%)
IRS audit settlements	0.00%	0.00%	(0.20%)
Benefit of loss carryback	(0.40%)	(2.10%)	0.00%
Non deductible penalties	0.50%	6.30%	0.20%
Other, net	(0.80%)	0.10%	1.30%
Effective tax rate	26.80%	36.20%	33.90%